Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.   Significant Accounting Policies

A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2013 (the “Consolidated Financial Statements for the year ended December 31, 2013”). There have been no changes to these policies in the six month period ended June 30, 2014.

Recent accounting pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Partnership's unaudited condensed consolidated financial statements in the current period.

                                                                                                                                                                            .